EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY
EQUITY

NOTE 21 – EQUITY

(a)	Capital Stock

As of December 31, 2024 and 2023, the total capital stock of Telecom Argentina amounted to $2,153,688,011, represented by the same number of common book-entry shares with nominal value of $1, as detailed below:

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011

As of the date of these consolidated financial statements, all the shares of Telecom Argentina are authorized by the CNV for public offering.

Class B Shares are listed and traded on the leading companies’ panel of the BYMA and the American Depositary Shares (ADS) representing five Class “B” shares of the Company are traded on the NYSE under the symbol TEO.

(b)	Provisions of the Telecom Ordinary and Extraordinary Shareholders’ meeting

At the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2024, the shareholders of Telecom decided, among other:

(i)	To approve the Board of Directors’ proposal stated in current currency as of March 31, 2024 using the National Consumer Price Index pursuant to CNV Resolution No. 777/18 in connection with the Accumulated Deficit as of December 31, 2023 for $257,730 million ($561,242 million in current currency as of December 31, 2024): (i) absorb the amount of $257,730 million ($561,242 million in current currency as of December 31, 2024) from the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”; b) to reclassify the amount of $84,257 million ($168,591 million in current currency as of December 31, 2024) from “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” and to be charged against the “Contributed Surplus”;
(ii)	to delegate on the Board of Directors the power to reverse between October 1, 2024 and December 31, 2024 the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” in an amount that allows distribution of dividends in cash or in non cash or any combination of both options, for up to the maximum amount of distribution of US$100 million. On November 11, 2024, the Board of Directors decided to distribute dividends (For more information on the distribution of dividends, see Note 4.b) “Dividends paid - Distribution of non cash dividends”.
(c)	Share Ownership Plan

In 1992, a Decree from the Argentine government, which provided for the creation of the Company upon the privatization of ENTel, established that 10% of the capital stock then represented by 98,438,098 Class “C” shares were to be included in the PPP (an employee share ownership program sponsored by the Argentine government). During the following years, both the Shareholders’ Assembly and the Board of Directors (based on the powers delegated by the Shareholders) carried out the conversion of Class “C” shares for a total of 98,331,364.

As of the date of these consolidated financial statements, 106,734 Class “C” shares are still pending to be converted into Class “B” shares.

(d)	Restrictions on distribution of profits

Under the LGS, the by-laws of the Company and rules and regulations of the CNV, a minimum of 5% of net income for the year in accordance with the statutory books, plus/less previous years’ adjustments and accumulated losses, if any, must be appropriated by resolution of the shareholders to a legal reserve until such reserve reaches 20% of the outstanding capital (common stock plus inflation adjustment of common stock).